Segment Information and Sales to Significant Customers	12 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
Segment Information and Sales to Significant Customers

Note 20 — Segment Information and Sales to Significant Customers

The Company and its subsidiaries operate in one operating segment, providing software products and services for the communications, entertainment and media industry service providers.

Geographic Information

The following is a summary of revenue and long-lived assets by geographic area. Revenue is attributed to geographic region based on the location of the customers.

	Year Ended September 30,
	2017	2016	2015
Revenue
North America (mainly United States)	$2,546,290	$2,381,122	$2,555,539
Europe	488,932	513,295	422,095
Rest of the world	831,933	823,812	665,904

Total	$3,867,155	$3,718,229	$3,643,538

	As of September 30,
	2017	2016
Long-lived Assets(1)
Europe	$151,794	$127,318
North America	71,980	72,907
Rest of the world:
Israel	66,628	67,736
India	43,118	38,629
Others	22,165	25,138

Total	$355,685	$331,728

(1)	Equipment and leasehold improvements.

Revenue and Customer Information

Customer experience solutions include the following offerings: digital experience for consumer multiplay and business customers, network solutions, Internet of Things (IoT), customer operational intelligence, mobile financial services and Amdocs Optima. Customer experience solutions also include a comprehensive line of services such as thought leadership & advisory services, systems integration, transformation services, managed services, network services, digital business operations for order to activation, order gateway services, revenue guard, Amdocs academy and testing. Directory includes comprehensive set of products and services for media publishers, TV networks, video streaming providers, ad agencies and advertising service providers.

Total revenue consists of the following:

	Year Ended September 30,
	2017	2016	2015
Customer experience solutions	$3,809,088	$3,629,698	$3,542,531
Directory	58,067	88,531	101,007

Total	$3,867,155	$3,718,229	$3,643,538

Sales to Significant Customers

The Company had one customer, AT&T, which accounted for at least ten percent of its total revenue in each of fiscal years 2017, 2016 and 2015. The percentage of revenue from this customer out of total revenue during fiscal years 2017, 2016 and 2015 was 33%, 33% and 34%, respectively.